CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SENIOR NOTES
Schedule of key assumptions used to establish the value of the 2013 Notes

The assumptions as of December 31, 2012 were:

2013 Notes
Average risk-free rate	0.08%
Volatility of BioSante common stock	79.9%
Discount rate for principal payments in cash	19.4%

        The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%